ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Receivables

		As at December 31
(In millions of dollars)		2018	2017
	Note		(restated, see note 2)

Customer accounts receivable		1,529	1,443
Other accounts receivable		785	653
Allowance for doubtful accounts	16	(55)	(61)

Total accounts receivable		2,259	2,035